Summary of Significant Accounting Policies (Details) ¥ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 06, 2024 shares
Summary of Significant Accounting Policies [Line Items]
Inventory write-down			$ 7,594
Voting interest percentage	10.00%
Percentage of residual value	5.00%
Finite-lived intangible assets its useful life	7 years
Earn-out shares (in Shares) | shares					20,000,000
Prepayment of customers	$ 18,066		$ 5,152,925
(in Yuan Renminbi) | ¥				¥ 50
Contract liabilities outstanding
Employee social benefits	$ 37,419	$ 41,235
Value added tax percentage	13.00%
General Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage	6.00%